Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Recognized at a point in time:
Mobility	4,156	4,483	3,464
Quick commerce	92	84	65
	4,248	4,567	3,529
Recognized over time:
Membership	254	316	244
Advertising initiatives	1,200	1,200	927
Management consultancy	-	620	479
Others	46	32	25
	1,500	2,168	1,675
	5,748	6,735	5,204